Significant Concentrations of Credit Risk - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Real Estate Investment	Mar. 31, 2011 Real Estate Investment	Mar. 31, 2012 Consumer Housing loans	Mar. 31, 2011 Consumer Housing loans	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2012 United States USD ($)	Mar. 31, 2012 United States JPY (¥)	Mar. 31, 2011 United States JPY (¥)
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of consolidated total assets.	No concentration with a single obligor exceeded 1% of consolidated total assets.
Credit exposures on a geographic basis							$ 57,584	¥ 4,733,000	¥ 4,854,000	$ 10,442	¥ 858,000	¥ 1,001,000
Concentration risk , percentage			12.50%	12.70%	10.38%	9.62%	77.00%	77.00%	76.00%